Investment Objectives and Goals	Sep. 15, 2026
ACR Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	ACR Opportunity Fund
ACR Equity International Fund
Prospectus [Line Items]
Risk/Return [Heading]	ACR Equity International Fund